Warrants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) day $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 20, 2021 USD ($)	Jul. 19, 2021 USD ($)
Class of Warrant or Right [Line Items]
Derivative liability, Fair value | $		$ 1,300,000		$ 0	$ 5,500,000
Warrant liabilities | $	$ 11,240,000	0
Change in fair value of warrant liability | $	$ 26,405,000	$ 0	$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	11,887,500
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
Expiration period	5 years
Redemption price (in dollars per share) | $ / shares	$ 0.01
Redemption period	30 days
Warrant, number of trading days of sale price of common stock for redemption | day	20
Warrant, number of consecutive trading days | day	30
Change in fair value of warrant liability | $	$ 19,300,000
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each whole warrant (in shares) | shares	1
Redemption trigger price (in dollars per share) | $ / shares	$ 18.00
Private Unit Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	3,451,937
Change in fair value of warrant liability | $	$ (7,100,000)
$11.50 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
$11.50 Exercise Price Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	2,539,437
$15 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 15.00
Expiration period	10 years
$15 Exercise Price Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	912,500